Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Schedule of total acquisition consideration
Globe common stock outstanding as of December 23, 2015 [1]	73,760
Exchange ratio	1.00
Ferroglobe Ordinary Shares issued as converted	73,760
Globe common stock per share price as of December 23, 2015	$10.80
Fair value of Ferroglobe Ordinary Shares issued pursuant to the Business Combination and estimated value	$796,608
Replacement Awards—equity settled awards	1,430
Acquisition Consideration	$798,038
[1]	The number of shares of Globe common stock outstanding options was determined immediately prior to the effective time of the Business Combination.

Reconciliation of the final fair value of assets acquired and liabilities assumed to the value of the Acquisition Consideration

Balances
US$'000
ASSETS
Non-current assets
Goodwill	425,413
Other intangible assets	43,746
Property, plant and equipment	584,617
Non-current financial assets	2,521
Deferred tax assets	22,994
Other non-current assets	1,386
Total non-current assets acquired	1,080,677
Current assets
Inventories	117,230
Trade and other receivables	73,753
Current financial assets	4,112
Other current assets	5,231
Cash and cash equivalents	77,709
Total current assets acquired	278,035
Total assets acquired	1,358,712
Non-current liabilities
Provisions	33,877
Bank borrowings	100,048
Obligations under finance leases	3,283
Other non-current liabilities	4,451
Deferred tax liabilities	140,435
Total non-current liabilities acquired	282,094
Current liabilities
Provisions	5,439
Bank borrowings	1,167
Obligations under finance leases	2,627
Trade and other payables	58,044
Other current liabilities	66,770
Total current liabilities acquired	134,047
Net assets acquired	942,571
Non-controlling interests	(144,533)
Acquisition consideration	798,038